Note 8 - Accrued Liabilities (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Machine Refurbishment and Design Improvement Costs	$ 465,000	$ 465,000	$ 600,000